EQUITY RESERVES-based compensation - disclosure of number and weighted average exercise prices of equity reserves purchase warrants (Details)	2 Months Ended	12 Months Ended
	Aug. 31, 2020 Share	Dec. 31, 2021 Share shares $ / shares	Dec. 31, 2020 Share shares $ / shares
Disclosure Of Share Based Compensation [Abstract]
Outstanding, beginning of year | shares		12,769,230	11,769,230
Issued	1,000,000	71,314,274	1,000,000
Exercised | Share		(1,000,000)	0
Outstanding, end of year | shares		83,083,504	12,769,230
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period		$ 0.05	$ 0.05
Issued		0.10	0.05
Exercised		0.05	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period		$ 0.09	$ 0.05